SELECTED STATEMENTS OF OPERATIONS DATA (Tables)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Data [Abstract]
Schedule Of Financial Income, Net
Financial income, net:

	Year ended December 31,
	2014	2015	2016

Financial income:
Interest on marketable securities and bank deposits	$140	$101	$242
Foreign currency translation differences and derivatives	1,567	1,273	966

	1,707	1,374	1,208
Financial expenses:
Bank charges and interest on loans	(7,691)	(5,885)	(3,794)
Foreign currency translation differences (*)	(28,491)	(9,897)	(3,717)
Impairment and amortization of premium on marketable securities (*)	(3,471)	(330)	-

	(39,653)	(16,112)	(7,511)

	$(37,946)	$(14,738)	$(6,303)

(*)
The amounts for the years ended December 2014 and 2015 include expenses of $ 20,452 and $1,634, respectively, resulting from the devaluation of the local currency in Venezuela, pursuant to SICAD II, and the related realization of certain assets denominated in or linked to the U.S. dollar due to restrictive government policies on payments in foreign currency. During 2016, the Company recorded $ 907 income upon collection of trade receivables balances at a rate which is higher than the SICAD II. In addition, for the year ended December 31, 2014 this amount also includes $ 2,170 related to certain transactions to expatriate cash from Venezuela and Argentina.

Schedule Of Net income per share
The following table sets forth the computation of basic and diluted net earnings per share:

	Year ended December 31,
	2014	2015	2016
Numerator:
Numerator for basic and diluted net income (loss) per share - income (loss) available to shareholders of Ordinary shares	$(76,479)	$1,011	$11,429

Denominator:
Denominator for basic net income (loss) per share - weighted average number of shares	62,518,602	77,239,409	77,702,788

Effect of dilutive securities:
Employee stock options and RSU	*)-	57,272	910,740

Denominator for diluted net income (loss) per share - adjusted weighted average number of shares	62,518,602	77,296,681	78,613,528

*) Anti-dilutive